Equipment	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Property, Plant and Equipment [Abstract]
Equipment

Note 5 – Equipment

At November 30, 2022 and February 28, 2022, the Company has the following amounts related to tangible assets:

	November 30, 2022	February 28, 2022
	(unaudited)
Equipment	$113,310	$62,347
Less: accumulated depreciation	(34,557)	(35,539)
Net equipment	$78,753	$26,808

No significant residual value is estimated for the equipment. Depreciation expenses for the nine months ended November 30, 2022 and 2021 totaled $12,823 and $10,618, respectively.

Note 5 – Equipment

At February 28, 2022 and February 28, 2021, the company has the following amounts related to tangible assets:

	February 28, 2022	February 28, 2021
Equipment	$62,347	$47,953
Less: accumulated depreciation	(35,539)	(21,500)
Net equipment	$26,808	$26,453

No significant residual value is estimated for the equipment. Depreciation expense for the years ended February 28, 2022 and February 28, 2021 At February 28, 2022 and February 28, 2021 totaled $14,039 and $11,150, respectively.